Long-Term Debt:	6 Months Ended
Jun. 30, 2018
Debt Disclosure
Long-Term Debt:

5. Long-Term Debt:

The amounts shown in the accompanying consolidated condensed balance sheets are analyzed as follows:

		Period/ Year Ended
Debt instruments	Borrowers-Issuers	June 30, 2018	December 31, 2017

$480 Million Term Loan Facility	Arctic LNG and Dynagas Finance LLC	475,200	477,600
$250 Million Senior Unsecured Notes	Dynagas Partners and Dynagas Finance	250,000	250,000
Total debt		$725,200	$727,600
Less deferred financing fees		(11,619)	(13,247)
Total debt, net of deferred finance costs		$713,581	$714,353
Less current portion, net of deferred financing fees		$(2,671)	$(2,655)

Long-term debt, net of current portion and deferred financing fees		$710,910	$711,698

$480 Million Senior Secured Term Loan Facility

On May 18, 2017, Arctic LNG and Dynagas Finance LLC, wholly owned subsidiaries of the Partnership, as co-borrowers, entered into a $480.0 million senior secured term loan (the “Term Loan B”). The net proceeds of the Term Loan B were used to refinance and repay in full the indebtedness outstanding under the Partnership’s existing $340 million senior secured revolving credit facility and the $200 million term loan facility and to pay transaction fees and expenses. The Term Loan B bears interest at LIBOR plus a margin and provides for 0.25% quarterly amortization on the principal and a bullet payment at maturity, in May 2023. The Term Loan B is secured by, among other, first priority mortgages on the vessels owned by the borrower subsidiary guarantors, a first priority specific assignment of the existing time charters, a first priority assignment of all insurances and earnings of the vessels and pledges on certain deposit accounts of Arctic LNG and its vessel owning subsidiaries and is guaranteed by the Partnership, certain of the Partnership’s subsidiaries and the vessel-owning subsidiaries of Arctic LNG.

The Term Loan B contains negative covenants customary for facilities of this type, including, among others, limitations on indebtedness, asset sales, transactions with affiliates, restricted payments (with the ability to distribute available cash subject to no event of default and compliance with certain financial covenants).

$250 Million Senior Unsecured Notes due 2019

On September 15, 2014, the Partnership completed a public offering of $250.0 million aggregate principal amount Senior Unsecured Notes offering due October 30, 2019, (the “Notes”) with the purpose of funding the majority of the purchase price related to the Yenisei River acquisition. The Notes bear interest from the date of the original issue until maturity at a rate of 6.25% per year, payable quarterly in arrears on January 30, April 30, July 30 and October 30 of each year. As per the provisions of the Notes and the Indenture, the Partnership may issue from time to time, unlimited as to principal amount senior unsecured debentures, to be issued in one or more series. The Notes are unsubordinated unsecured obligations of the Partnership and are not redeemable at its option prior to maturity.

The Term Loan B and the Notes contain financial covenants that require the Partnership to:

  meet a specified maximum loan to value ratio, which is the ratio of the aggregate principal amounts due under the Term Loan B to the aggregate fair value of the collateral vessels under the Term Loan B;
  meet a specified minimum debt service coverage ratio, the ratio of the twelve month rolling operating cash flow of Arctic LNG to the twelve month rolling debt service payments under the Term Loan B;
  maintain aggregate free liquidity of at least $20.0 million;
  meet a maximum leverage ratio expressed as a percentage of total borrowings to total book assets; and
  maintain a certain minimum net worth level.

The financing agreements for both the Term Loan B and the Notes restrict the Partnership from declaring or making any distributions if an event of default occurs. The Term Loan B further restricts the Partnership from paying any dividend or other distribution unless a minimum interest coverage ratio is met on a consolidated basis.

As of June 30, 2018, the Partnership was in compliance with all financial covenants prescribed in its debt agreements.

The annual principal payments for the Partnership’s outstanding debt arrangements as at June 30, 2018, required to be made after the balance sheet date were as follows:

Period/Year ending December 31,	Amount
2018 (July to December 2018)	$2,400
2019	254,800
2020	4,800
2021	4,800
2022	4,800
2023 and thereafter	453,600

Total long-term debt	$725,200

The Partnership’s debt is denominated in U.S. dollars and, apart from the Notes which bear a fixed rate, the Term Loan B bears floating interest rate. The weighted average interest rate on the Partnership’s long-term debt for the six months ended June 30, 2018 and 2017, was 6.3% and 4.9%, respectively.

Total interest incurred on long-term debt for the six months ended June 30, 2018 and 2017, amounted to $22,836 and $17,853, respectively, and is included in Interest and finance costs (Note 11) in the accompanying unaudited interim condensed consolidated statements of income.